Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating:
Net income	$ 136.7	$ 185.9	$ 205.5
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized capital losses	6.9	51.6	26.9
Depreciation and amortization	120.5	117.5	111.5
Deferral of acquisition costs, value of business acquired and other intangible assets, net	(81.7)	(74.9)	(76.7)
Deferred income taxes	14.3	(23.5)	(18.7)
Changes in other assets and liabilities:
Receivables and accrued income	(28.3)	13.5	13.9
Future policy benefits and claims	166.3	127.8	66.5
Other, net	(80.6)	(42.8)	112.5
Net cash provided by operating activities	254.1	355.1	441.4
Investing:
Proceeds from sale, maturity, or repayment of fixed maturity securities-available-for-sale	885.2	762.4	953.8
Proceeds from sale or repayment of commercial mortgage loans	573.8	499.3	542.0
Proceeds from sale of real estate	62.6	31.5	0.9
Proceeds from sale or maturity of other investments			0.2
Acquisition of fixed maturity securities-available-for-sale	(1,076.8)	(856.1)	(1,570.8)
Acquisition or origination of commercial mortgage loans	(970.2)	(902.2)	(804.5)
Acquisition of real estate	(5.3)	(2.3)	(1.5)
Acquisition of other invested assets	(47.0)	(6.9)
Acquisition of businesses, net of cash acquired		(2.8)	(5.2)
Acquisition of property and equipment, net	(17.7)	(16.0)	(22.5)
Net cash used in investing activities	(595.4)	(493.1)	(907.6)
Financing:
Policyholder fund deposits	1,905.0	1,640.0	1,748.7
Policyholder fund withdrawals	(1,454.7)	(1,349.3)	(1,355.7)
Short-term debt	(1.0)	(0.7)	(0.8)
Long-term debt	(1.0)	(1.3)	(8.3)
Issuance of common stock	9.0	14.4	8.3
Repurchases of common stock	(90.3)	(81.8)	(59.3)
Dividends paid on common stock	(39.3)	(39.6)	(38.9)
Net cash provided by financing activities	327.7	181.7	294.0
(Decrease) increase in cash and cash equivalents	(13.6)	43.7	(172.2)
Cash and cash equivalents, beginning of period	152.0	108.3	280.5
Cash and cash equivalents, end of period	138.4	152.0	108.3
Cash paid during the period for:
Interest	206.7	200.5	178.8
Income taxes	74.1	115.9	90.1
Non-cash transactions:
Real estate acquired through commercial mortgage loan foreclosure	22.8	103.2	24.2
Commercial mortgage loans originated on real estate sold	$ 52.2